Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments
Primarily consist of equity investments in public and private entities we receive as consideration during lending, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2020	Dec. 31, 2019

Public equities and share purchase warrants	FVTPL	6,751	10,520
Fixed income securities	FVTPL	731	4,220
Private holdings:
- Private investments	FVTPL	1,993	1,864
- Energy contracts	Non-financial instrument	—	891
Total short-term investments		9,475	17,495